Contingent Consideration (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Contingent Consideration

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3).

	Current Portion	Long-term Portion	Total Contingent Consideration

Balance, January 1, 2019	$2,090	$871	$2,961
Change in fair value	(2,094)	(873)	(2,967)
Translation differences	4	2	6
Balance, December 31, 2019	$-	$-	$-